Schedule of Investments (unaudited) March 31, 2023	BlackRock Sustainable Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Chile — 1.0%
Corp. Nacional del Cobre de Chile, 3.00%, 09/30/29(a)	$200	$177,787

Georgia — 1.0%
Georgian Railway JSC, 4.00%, 06/17/28(a)	200	170,500

Ukraine — 0.2%
NPC Ukrenergo, 6.88%, 11/09/28(a)(b)(c)	200	32,975

United Arab Emirates(a) — 2.1%
DP World Crescent Ltd., 3.75%, 01/30/30	200	186,000
MDGH GMTN RSC Ltd., 3.00%, 04/19/24	200	195,100

		381,100

Total Corporate Bonds — 4.3% (Cost: $994,009)		762,362

Foreign Agency Obligations

Argentina — 3.1%
Argentine Republic Government International Bond 1.00%, 07/09/29	44	12,261
1.75%, 07/09/30	312	89,769
5.00%, 07/09/35	770	198,277
5.00%, 01/09/38	539	166,451
5.00%, 07/09/46	350	92,243

		559,001

Bahrain(a) — 2.0%
Bahrain Government International Bond 5.63%, 09/30/31	200	184,750
5.45%, 09/16/32	200	178,500

		363,250

Benin — 0.6%
Benin Government International Bond, 4.95%, 01/22/35(a)	140	103,795

Brazil — 2.4%
Brazilian Government International Bond 3.88%, 06/12/30	310	276,830
5.00%, 01/27/45	200	156,975

		433,805

Bulgaria — 0.2%
Bulgaria Government International Bond, 4.50%, 01/27/33(d)	35	37,103

Cayman Islands — 1.5%
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(a)	300	264,750

Chile — 3.7%
Chile Government International Bond 2.55%, 01/27/32	400	341,700
2.55%, 07/27/33	200	164,037
3.50%, 01/25/50	200	149,288

		655,025

Colombia — 5.6%
Colombia Government International Bond 3.25%, 04/22/32	200	148,800
7.50%, 02/02/34	200	196,300
6.13%, 01/18/41	250	204,891

Security	Par (000)	Value

Colombia (continued)
Colombia Government International Bond (continued)
5.63%, 02/26/44	400	$302,200
5.00%, 06/15/45	200	140,037

		992,228

Dominican Republic(a) — 3.6%
Dominican Republic International Bond 4.50%, 01/30/30	300	260,587
4.88%, 09/23/32	180	152,640
6.85%, 01/27/45	250	222,313

		635,540

Ecuador — 1.7%
Ecuador Government International Bond 5.00%, 07/31/30(d)	65	30,098
6.90%, 07/31/30(a)	114	52,624
1.00%, 07/31/35(d)	262	86,655
6.90%, 07/31/35(a)	292	96,442
0.50%, 07/31/40(d)	115	34,482

		300,301

Egypt(a) — 3.2%
Egypt Government International Bond 5.25%, 10/06/25	200	157,600
7.63%, 05/29/32	200	125,975
7.90%, 02/21/48	200	110,163
8.88%, 05/29/50	300	175,556

		569,294

El Salvador(a) — 0.6%
El Salvador Government International Bond 6.38%, 01/18/27	85	46,538
8.63%, 02/28/29	68	35,870
7.65%, 06/15/35	60	27,900

		110,308

Gabon — 1.0%
Gabon Government International Bond, 6.95%, 06/16/25(a)	200	185,500

Ghana(a)(b)(c) — 2.0%
Ghana Government International Bond 6.38%, 02/11/27	200	70,725
7.63%, 05/16/29	205	70,507
8.13%, 03/26/32	200	68,662
8.63%, 04/07/34	235	79,944
8.63%, 06/16/49	200	64,913

		354,751

Guatemala — 1.1%
Guatemala Government Bond, 4.38%, 06/05/27(a)	200	191,975

Hungary — 3.3%
Hungary Government International Bond 5.25%, 06/16/29(d)	200	195,750
2.13%, 09/22/31(a)	200	153,413
6.25%, 09/22/32(d)	200	203,750
7.63%, 03/29/41	40	44,995

		597,908

Indonesia — 4.6%
Indonesia Government International Bond 3.75%, 06/14/28(a)	100	106,267
2.85%, 02/14/30	200	180,350

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Sustainable Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
Indonesia Government International Bond (continued)
1.30%, 03/23/34	180	$141,625
4.75%, 07/18/47(a)	200	186,522
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(d)	200	198,772

		813,536

Ivory Coast(a) — 1.8%
Ivory Coast Government International Bond 4.88%, 01/30/32	100	82,422
5.75%, 12/31/32	66	60,977
6.13%, 06/15/33	200	173,000

		316,399

Jamaica — 1.2%
Jamaica Government International Bond, 6.75%, 04/28/28	200	208,788

Jordan — 1.2%
Jordan Government International Bond, 5.85%, 07/07/30(a)	250	221,375

Kenya — 0.9%
Republic of Kenya Government International Bond, 7.25%, 02/28/28(a)	200	164,000

Mexico — 5.1%
Mexico Government International Bond 4.50%, 04/22/29	200	195,700
4.75%, 04/27/32	200	191,850
6.35%, 02/09/35	200	212,800
2.25%, 08/12/36	140	107,780
5.00%, 04/27/51	240	205,170

		913,300

Morocco — 0.9%
Morocco Government International Bond, 3.00%, 12/15/32(a)	200	160,538

Oman(a) — 3.5%
Oman Government International Bond 5.63%, 01/17/28	200	199,350
6.50%, 03/08/47	200	184,500
6.75%, 01/17/48	250	236,563

		620,413

Panama — 4.7%
Panama Government International Bond 3.16%, 01/23/30	200	175,225
2.25%, 09/29/32	200	153,100
6.40%, 02/14/35	200	208,100
4.50%, 05/15/47	200	156,412
4.50%, 04/16/50	200	151,850

		844,687

Paraguay — 1.1%
Paraguay Government International Bond, 4.95%, 04/28/31(a)	200	192,725

Peru — 2.9%
Peruvian Government International Bond 4.13%, 08/25/27	100	97,956
2.78%, 01/23/31	278	237,134

Security	Par (000)	Value

Peru (continued)
Peruvian Government International Bond (continued)
1.86%, 12/01/32	70	$52,841
3.00%, 01/15/34	155	126,064

		513,995

Philippines — 1.9%
Philippines Government International Bond, 3.00%, 02/01/28	363	341,260

Poland — 0.3%
Republic of Poland Government International Bond, 5.75%, 11/16/32	60	64,053

Qatar(a) — 2.5%
Qatar Government International Bond 3.75%, 04/16/30	250	244,031
4.82%, 03/14/49	200	195,750

		439,781

Romania — 4.1%
Romanian Government International Bond 3.00%, 02/27/27(a)	110	99,687
5.25%, 11/25/27(d)	40	39,350
3.00%, 02/14/31(a)	196	160,965
3.63%, 03/27/32(a)	50	42,062
7.13%, 01/17/33(d)	120	127,157
2.00%, 04/14/33(a)	210	155,721
5.13%, 06/15/48(a)	60	49,950
7.63%, 01/17/53(d)	48	51,465

		726,357

Rwanda — 0.8%
Rwanda International Government Bond, 5.50%, 08/09/31(a)	200	142,038

Saudi Arabia(a) — 3.9%
Saudi Government International Bond 3.25%, 10/22/30	200	183,662
2.75%, 02/03/32	400	352,500
3.75%, 01/21/55	200	153,600

		689,762

Senegal — 0.8%
Senegal Government International Bond, 6.75%, 03/13/48(a)	200	137,000

Serbia — 0.6%
Serbia International Bond, 1.00%, 09/23/28(a)	120	100,029

South Africa — 3.7%
Republic of South Africa Government International Bond 4.85%, 09/30/29	200	179,000
5.88%, 06/22/30	200	187,000
5.65%, 09/27/47	400	294,000

		660,000

Sri Lanka(a)(b)(c) — 0.8%
Sri Lanka Government International Bond 6.35%, 06/28/24	200	70,225
6.13%, 06/03/25	200	72,788

		143,013

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Sustainable Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational — 0.4%
Banque Ouest Africaine de Developpement, 2.75%, 01/22/33(a)	100	$80,264

Ukraine(a)(b)(c) — 1.3%
Ukraine Government International Bond 7.75%, 09/01/26	300	54,150
7.75%, 09/01/27	230	41,012
7.75%, 09/01/29	130	23,587
7.25%, 03/15/35	200	34,162
0.00%, 08/01/41(e)	304	79,762

		232,673

United Arab Emirates(a) — 1.9%
Abu Dhabi Government International Bond 1.70%, 03/02/31	200	168,750
3.88%, 04/16/50	200	170,500

		339,250

Uruguay — 3.3%
Uruguay Government International Bond 4.38%, 01/23/31	350	347,900
4.13%, 11/20/45	66	60,839
5.10%, 06/18/50	160	160,480
4.98%, 04/20/55	21	20,399

		589,618

Total Foreign Agency Obligations — 89.8% (Cost: $19,722,957)		16,009,388

Total Long-Term Investments — 94.1% (Cost: $20,716,966)		16,771,750

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(f)(g)	727,489	$727,489

Total Short-Term Securities — 4.1% (Cost: $727,489)		727,489

Total Investments — 98.2% (Cost: $21,444,455)		17,499,239

Other Assets Less Liabilities — 1.8%		326,714

Net Assets — 100.0%		$17,825,953

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,089,816	$—	$(362,327	)(a)	$—	$—	$727,489	727,489	$9,742	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts 5-Year U.S. Treasury Note	10	06/30/23	$1,096	$11,913

Short Contracts 30-Year Euro Buxl Bond	1	06/08/23	153	(9,989)
Euro BOBL	7	06/08/23	895	2,586

				(7,403)

				$4,510

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Sustainable Emerging Markets Bond Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	410,000	USD	80,702	Bank of America N.A.	04/04/23	$190
BRL	390,000	USD	74,694	Barclays Bank PLC	04/04/23	2,252
BRL	460,000	USD	87,629	Barclays Bank PLC	04/04/23	3,129
BRL	74,439	USD	14,652	BNP Paribas SA	04/04/23	35
BRL	500,000	USD	98,418	BNP Paribas SA	04/04/23	232
BRL	910,000	USD	179,120	BNP Paribas SA	04/04/23	422
BRL	831,276	USD	163,624	Deutsche Bank AG	04/04/23	386
BRL	1,893,729	USD	364,110	Deutsche Bank AG	04/04/23	9,521
BRL	18,014	USD	3,546	UBS AG	04/04/23	8
BRL	831,276	USD	162,837	Deutsche Bank AG	05/03/23	371
CLP	71,510,000	USD	88,393	Bank of America N.A.	05/15/23	1,156
CLP	145,910,000	USD	178,374	Morgan Stanley & Co. International PLC	05/15/23	4,343
COP	428,640,000	USD	88,288	Bank of America N.A.	05/15/23	2,986
COP	94,720,000	USD	19,282	Goldman Sachs International	05/15/23	888
COP	337,200,020	USD	70,380	Morgan Stanley & Co. International PLC	05/15/23	1,423
COP	430,340,000	USD	89,051	Morgan Stanley & Co. International PLC	05/15/23	2,585
CZK	5,820,000	USD	259,848	Morgan Stanley & Co. International PLC	05/15/23	8,527
HUF	6,555,611	USD	17,245	Bank of America N.A.	05/15/23	1,219
JPY	25,926,560	USD	191,391	Australia & New Zealand Bank Group	05/15/23	5,036
MXN	164,622	USD	8,653	BNP Paribas SA	05/15/23	410
MXN	1,710,000	USD	91,583	Morgan Stanley & Co. International PLC	05/15/23	2,559
MXN	321,444	USD	17,220	UBS AG	05/15/23	476
MXN	3,310,000	USD	177,325	UBS AG	05/15/23	4,903
PLN	760,000	USD	171,098	Morgan Stanley & Co. International PLC	05/15/23	4,526
PLN	790,000	USD	178,616	Societe Generale	05/15/23	3,941
USD	17,810	EUR	16,333	BNP Paribas SA	05/15/23	57
ZAR	1,540,000	USD	84,486	Barclays Bank PLC	05/15/23	1,695
ZAR	652,333	USD	35,890	Morgan Stanley & Co. International PLC	05/15/23	616
ZAR	1,700,000	USD	92,265	Morgan Stanley & Co. International PLC	05/15/23	2,870
ZAR	5,764,585	USD	309,424	Morgan Stanley & Co. International PLC	05/15/23	13,172
USD	289,650	TRY	5,848,322	UBS AG	05/25/23	8,781

						88,715

USD	77,703	BRL	410,000	Bank of America N.A.	04/04/23	(3,190)
USD	76,766	BRL	390,000	Barclays Bank PLC	04/04/23	(181)
USD	90,544	BRL	460,000	Barclays Bank PLC	04/04/23	(213)
USD	14,476	BRL	74,439	BNP Paribas SA	04/04/23	(211)
USD	95,613	BRL	500,000	BNP Paribas SA	04/04/23	(3,037)
USD	174,331	BRL	910,000	BNP Paribas SA	04/04/23	(5,211)
USD	163,555	BRL	831,276	Deutsche Bank AG	04/04/23	(455)
USD	372,752	BRL	1,893,729	Deutsche Bank AG	04/04/23	(879)
USD	3,503	BRL	18,014	UBS AG	04/04/23	(51)
AUD	140,000	USD	94,262	Morgan Stanley & Co. International PLC	05/15/23	(542)
USD	267,679	AUD	400,000	Bank of America N.A.	05/15/23	(95)
USD	88,944	CLP	71,510,000	Goldman Sachs International	05/15/23	(605)
USD	91,060	COP	440,610,000	Barclays Bank PLC	05/15/23	(2,763)
USD	83,851	CZK	1,880,000	Morgan Stanley & Co. International PLC	05/15/23	(2,840)
USD	175,518	CZK	3,941,600	Societe Generale	05/15/23	(6,239)
USD	928,765	EUR	875,884	Australia & New Zealand Bank Group	05/15/23	(23,322)
USD	10,647	EUR	10,000	BNP Paribas SA	05/15/23	(223)
USD	41,211	HUF	15,446,000	Bank of America N.A.	05/15/23	(2,293)
USD	85,282	HUF	31,560,000	Barclays Bank PLC	05/15/23	(3,607)
USD	17,844	HUF	6,591,593	Morgan Stanley & Co. International PLC	05/15/23	(721)
USD	36,832	MXN	708,900	Goldman Sachs International	05/15/23	(2,196)
USD	136,885	MXN	2,487,691	Morgan Stanley & Co. International PLC	05/15/23	(72)
USD	348,525	PLN	1,560,000	Bank of America N.A.	05/15/23	(11,966)
USD	103,932	PLN	461,600	Barclays Bank PLC	05/15/23	(2,736)
USD	17,716	ZAR	328,571	Goldman Sachs International	05/15/23	(672)
USD	15,921	ZAR	291,608	Morgan Stanley & Co. International PLC	05/15/23	(398)

						(74,718)

						$13,997

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Sustainable Emerging Markets Bond Fund

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Federal Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	06/20/28	USD	30	$1,721	$1,915	$(194)
Federal Republic of Brazil	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/28	USD	214	12,309	16,489	(4,180)
Kingdom of Saudi Arabia	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/28	USD	201	(3,621)	(3,162)	(459)
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	289	23,497	29,095	(5,598)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/28	USD	502	85,433	88,792	(3,359)

							$119,339	$133,129	$(13,790)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Republic of Colombia	1.00%	Quarterly	Goldman Sachs International	06/20/28	BB+		USD 30		$(2,435)	$(3,000)	$565

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$762,362	$—	$762,362
Foreign Agency Obligations	—	16,009,388	—	16,009,388
Short-Term Securities
Money Market Funds	727,489	—	—	727,489

	$727,489	$16,771,750	$—	$17,499,239

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$565	$—	$565

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Sustainable Emerging Markets Bond Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Assets (continued)
Foreign Currency Exchange Contracts	$—	$88,715	$—	$88,715
Interest Rate Contracts	14,499	—	—	14,499
Liabilities
Credit Contracts	—	(13,790)	—	(13,790)
Foreign Currency Exchange Contracts	—	(74,718)	—	(74,718)
Interest Rate Contracts	(9,989)	—	—	(9,989)

	$4,510	$772	$—	$5,282

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

HUF	Hungarian Forint

JPY	Japanese Yen

MXN	Mexican Peso

PLN	Polish Zloty

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

GMTN	Global Medium-Term Note

JSC	Joint Stock Company

S C H E D U L E O F I N V E S T M E N T S	6